SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2023
Research Equipment and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Research Equipment and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	33 years
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember